SHAREHOLDERS' EQUITY (Details 6)	1 Months Ended	9 Months Ended
	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012
Dividend yield	0.00%	0.00%	0.00%
Expected volatility, Minimum		106.38%	80.14%
Expected volatility, Maximum		106.48%	85.28%
Risk-free interest rate	1.85%		1.75%
Risk-free interest rate, Minimum		0.69%
Risk-free interest rate, Maximum		0.74%
Expected life	3 years	5 years
Forfeiture rate		0	0
Maximum [Member]
Expected life			6 years 3 months
Minimum [Member]
Expected life			5 years 6 months